DEPOSITS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
DEPOSITS
Demand	$ 19,462,000	$ 15,971,000
On us accounts	1,315,000	1,318,000
NOW	29,307,000	17,122,000
Money market deposits	48,720,000	59,846,000
Regular and other savings	11,856,000	11,390,000
Total non-certificate accounts	110,660,000	105,647,000
Term certificates less than $100,000	20,437,000	23,524,000
Term certificates of $100,000 or more	23,342,000	21,914,000
Total certificate accounts	43,779,000	45,438,000
Total deposits	154,439,000	151,085,000
Amount
Within one year	24,946,000	27,571,000
Greater than one year to two years	8,477,000	9,742,000
Greater than two years to three years	4,008,000	4,308,000
Greater than three years to four years	3,087,000	787,000
Greater than four years to five years	3,261,000	3,030,000
Total certificate accounts	43,779,000	45,438,000
Weighted Average Rate
Within one year (as a percent)	0.85%	1.27%
Greater than one year to two years (as a percent)	1.45%	1.36%
Greater than two years to three years (as a percent)	1.58%	1.97%
Greater than three years to four years (as a percent)	2.19%	1.99%
Greater than four years to five years (as a percent)	1.93%	2.20%
Total certificate accounts (as a percent)	1.21%	1.43%
Brokered certificate accounts	$ 696,000	$ 996,000